Investments (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Investments (Details) [Line Items]
Additional allowances	$ 32
Investments maturity, description		,’ a local company based in Jordan, which had an original maturity date of 22 February 2016.
Investment liquidation, percent		85.00%
Nominal value		$ 1,236
Potential impairment	397
Fair value	3,859
Fair value changes	2,341
Unquoted investment	434		$ 434
Fair value measurement of the unquoted equity investment	6,427	6,504
Bottom of range [member]
Investments (Details) [Line Items]
Implied an equity value	5,778	6,011
Top of range [member]
Investments (Details) [Line Items]
Implied an equity value	7,076	6,997
Unquoted Equity Investments One [member]
Investments (Details) [Line Items]
Designated at fair value through OCI	$ 6,427	6,427	6,314
Unquoted Equity Investment Two [Member]
Investments (Details) [Line Items]
Designated at fair value through OCI		$ 356		$ 434
Unquoted Equity Investments [member]
Investments (Details) [Line Items]
Designated at fair value through OCI			$ 6,314